Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2021
Significant Accounting Policies [Abstract]
Schedule of detailed information about property, plant and equipment	The estimated useful lives for each asset class are as follows:

Equipment	1 - 3 years
Computer hardware and computer-related software	1 - 5 years
Furniture and fittings	4 - 10 years
Leasehold improvements	Shorter of the remaining lease term or 7 years
Property and equipment, net consisted of the following:

	Equipment	Computer Hardware and Software	Furniture and Fittings	Leasehold Improvements and Other	Construction in progress*	Total
	(U.S. $ in thousands)
As of June 30, 2020
Opening cost balance	$7,857	$10,548	$14,606	$90,038	$—	$123,049
Additions	1,967	1,825	5,190	17,608	10,985	37,575
Disposals	(118)	(289)	(105)	(1,116)	—	(1,628)
Adjustment due to IFRS 16 adoption	—	—	—	(2,767)	—	(2,767)
Effect of change in exchange rates	(54)	(19)	(4)	(663)	276	(464)
Closing cost balance	9,652	12,065	19,687	103,100	11,261	155,765

Opening accumulated depreciation	(3,658)	(7,808)	(5,428)	(24,696)	—	(41,590)
Depreciation expense	(2,077)	(1,096)	(3,000)	(13,563)	—	(19,736)
Effect of change in exchange rates	13	4	1	122	—	140
Disposals	104	289	39	1,116	—	1,548
Adjustment due to IFRS 16 adoption	—	—	—	1,521	—	1,521
Closing accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Net book balance	$4,034	$3,454	$11,299	$67,600	$11,261	$97,648

As of June 30, 2021
Opening cost balance	$9,652	$12,065	$19,687	$103,100	$11,261	$155,765
Additions	1,077	170	2,051	4,807	21,872	29,977
Transfer to assets held for sale	—	—	—	—	(35,123)	(35,123)
Disposals	(311)	(2,694)	(643)	(1,266)	—	(4,914)
Effect of change in exchange rates	12	(4)	93	355	1,990	2,446
Closing cost balance	10,430	9,537	21,188	106,996	$—	148,151

Opening accumulated depreciation	(5,618)	(8,611)	(8,388)	(35,500)	—	(58,117)
Depreciation expense	(2,150)	(1,897)	(3,442)	(16,053)	—	(23,542)
Impairment	—	—	—	(3,676)	—	(3,676)
Effect of change in exchange rates	(7)	4	(31)	(99)	—	(133)
Disposals	230	1,442	602	1,264	—	3,538
Closing accumulated depreciation and impairment	(7,545)	(9,062)	(11,259)	(54,064)	—	(81,930)

Net book balance	$2,885	$475	$9,929	$52,932	$—	$66,221
*Construction in progress is related to the construction project associated with our new headquarters building in Sydney, Australia. As of June 30, 2021, construction in progress has been transferred to assets held for sale. Please refer to Note 14, “Other Balance Sheet Accounts” for details.

Schedule of detailed information about intangible assets	The estimated useful lives for each intangible asset class are as follows:

Patents, trademarks and other rights	5 - 12 years
Customer relationships	3 - 10 years
Acquired developed technology	4 - 6 years
Intangible assets consisted of the following:

	Patents, Trademarks and Other Rights	Acquired Developed Technology	Customer Relationships	Total
	(U.S. $ in thousands)
As of June 30, 2020
Opening cost balance	$27,295	$197,093	$125,852	$350,240
Additions	500	18,100	2,650	21,250
Disposals	—	(449)	—	(449)
Closing cost balance	27,795	214,744	128,502	371,041

Opening accumulated amortization	(17,828)	(118,523)	(62,914)	(199,265)
Amortization charge	(5,377)	(29,072)	(8,086)	(42,535)
Disposals	—	449	—	449
Closing accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Net book balance	$4,590	$67,598	$57,502	$129,690

As of June 30, 2021
Opening cost balance	$27,795	$214,744	$128,502	$371,041
Additions	1,800	23,005	1,849	26,654
Disposals	(220)	(6,900)	(310)	(7,430)
Closing cost balance	29,375	230,849	130,041	390,265

Opening accumulated amortization	(23,205)	(147,146)	(71,000)	(241,351)
Amortization charge	(1,124)	(21,691)	(8,939)	(31,754)
Disposals	220	6,900	310	7,430
Closing accumulated amortization	(24,109)	(161,937)	(79,629)	(265,675)
Net book balance	$5,266	$68,912	$50,412	$124,590